Brown Advisory Sustainable Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Communication Services - 7.5%
Alphabet, Inc. - Class C	9,785	$2,383,137
Comcast Corp. - Class A	155,020	4,870,729
Nexstar Media Group, Inc.	8,164	1,614,349
T-Mobile US, Inc.	16,774	4,015,360
		12,883,575

Consumer Discretionary - 3.9%
Expedia Group, Inc.	9,866	2,108,857
LKQ Corp.	72,482	2,213,600
Wyndham Hotels & Resorts, Inc.	30,373	2,426,803
		6,749,260

Consumer Staples - 4.1%
Kenvue, Inc.	69,948	1,135,256
Unilever PLC - ADR	100,641	5,965,999
		7,101,255

Energy - 5.2%
Schlumberger NV	166,862	5,735,047
Weatherford International PLC	46,943	3,212,309
		8,947,356

Financials - 20.0%
American International Group, Inc.	72,482	5,692,736
Bank of America Corp.	128,743	6,641,851
Citigroup, Inc.	49,389	5,012,983
Equitable Holdings, Inc.	64,502	3,275,412
Fidelity National Information Services, Inc.	68,958	4,547,091
KKR & Co., Inc.	21,666	2,815,497
Willis Towers Watson PLC	18,696	6,458,533
		34,444,103

Health Care - 18.4%
Cardinal Health, Inc.	39,954	6,271,180
Elevance Health, Inc.	10,076	3,255,757
Gilead Sciences, Inc.	24,491	2,718,501
Hologic, Inc. (a)	36,832	2,485,792
ICON PLC (a)	22,452	3,929,100
Labcorp Holdings, Inc.	13,221	3,795,220
Medtronic PLC	22,743	2,166,043
Sanofi SA - ADR	150,241	7,091,375
		31,712,968

Industrials - 10.1%
Ferguson Enterprises, Inc.	24,331	5,464,256
Masco Corp.	36,488	2,568,390
Pentair PLC	35,935	3,980,161
Trane Technologies PLC	8,096	3,416,188
Waste Connections, Inc.	10,920	1,919,736
		17,348,731

Information Technology - 12.3%
Applied Materials, Inc.	18,375	3,762,098
Cisco Systems, Inc.	24,520	1,677,658
Dell Technologies, Inc. - Class C	37,973	5,383,432
Flex Ltd. (a)	68,244	3,956,105
NXP Semiconductors NV	11,008	2,506,852
TD SYNNEX Corp.	24,228	3,967,335
		21,253,480

Materials - 7.4%
CRH PLC	74,666	8,952,453
Smurfit WestRock PLC	90,215	3,840,453
		12,792,906

Real Estate - 2.9%
CBRE Group, Inc. - Class A (a)	31,975	5,037,981

Utilities - 3.2%
Constellation Energy Corp.	17,007	5,596,494
TOTAL COMMON STOCKS (Cost $130,609,666)		163,868,109

SHORT-TERM INVESTMENTS - 4.9%	Shares	Value
Money Market Funds - 4.9% First American Government Obligations Fund - Class Z, 4.01%(b)	8,417,947	8,417,947
TOTAL SHORT-TERM INVESTMENTS (Cost $8,417,947)		8,417,947

TOTAL INVESTMENTS - 99.9% (Cost $139,027,613)		172,286,056
Other Assets in Excess of Liabilities - 0.1%		164,806
TOTAL NET ASSETS - 100.0%		$172,450,862
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Sustainable Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$163,868,109	$–	$–	$163,868,109
Money Market Funds	8,417,947	–	–	8,417,947
Total Investments	$172,286,056	$–	$–	$172,286,056

Refer to the Schedule of Investments for further disaggregation of investment categories.